CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2024	Sep. 30, 2023
Class B Ordinary Share
Ordinary shares, issued	100,698	100,698
Ordinary shares, outstanding	100,698	100,698
Class A Ordinary Share
Ordinary shares, issued	3,077,186	2,285,826
Ordinary shares, outstanding	3,077,186	2,285,826